Investments under Cost Method (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Schedule of Investments under Cost Method

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Global Market	10,463	10,147	1,676
Tophere	1,127	1,127	186

	11,590	11,274	1,862